SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
The Company's share capital consisted of the following as of December 31, 2017 and 2016:

	Authorized		Outstanding
	December 31,		December 31,
	2017	2016	2017	2016

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,338,960	34,321,573

Summary of Stock Option Activity
The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2017:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	826,704	$37.26
Granted	549,000	30.49
Exercised	(22,000)	34.60
Forfeited	(225,000)	39.93
Outstanding - end of the year	1,128,704	$33.48	$179

Options exercisable at the end of the year	290,704	$37.38	$179
Vested and expected to vest	1,128,704	$33.48	$179

Summary of Activities Relating to Company's RSUs Granted to Employees
The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2017:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	55,500	$35.16
Granted	46,000	32.13
Exercised	(13,875)	35.16
Forfeited	(6,350)	34.6
Outstanding - end of the year	81,275	$33.50	$1,787
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	81,275	$33.5	$1,787

Schedule of Awards Outstanding
The awards outstanding as of December 31, 2017 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	81,275	5.61	$0.01	-	-	-
$9.85	2,704	1.22	$9.85	2,704	1.22	9.85
$14.69	20,000	1.85	$14.69	20,000	1.85	14.69
$28.65-29.00	91,000	6.61	$28.76	-	-	-
$30.65-36.71	815,000	5.59	$32.56	83,000	5.59	34.77
$41.37-42.96	200,000	2.43	$41.53	185,000	2.22	41.41
	1,209,979			290,704

Schedule of Compensation Expenses
Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2017	2016

Cost of revenues	$285	$452
Research and development expenses	162	183
Marketing and selling expenses	898	727
General and administrative expenses	3,999	2,144

Total	$5,344	$3,506